Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Jul. 31, 2016	$ 649,000	$ 107,593,000	$ (103,219,000)	$ 5,023,000
Balance, shares at Jul. 31, 2016	64,823,917
Issuance of common stock in private placements, net	$ 16,000	1,033,000		1,049,000
Issuance of common stock in private placements, net, shares	1,572,941
Share-based compensation expense - stock options		968,000		968,000
Share-based compensation expense - restricted stock units		102,000		102,000
Warrant liability removed due to warrant exercise		226,000		226,000
Issuance of common stock upon vesting of restricted stock units	$ 1,000	(1,000)
Issuance of common stock upon vesting of restricted stock units, shares	150,000
Issuance of common stock upon exercise of warrants	$ 3,000	182,000		185,000
Issuance of common stock upon exercise of warrants, shares	346,295
Restricted stock unit cancellation	$ (38,000)	38,000
Restricted stock unit cancellation, shares	(3,800,000)
Net loss			(6,263,000)	(6,263,000)
Balance at Jul. 31, 2017	$ 631,000	110,141,000	(109,482,000)	1,290,000
Balance, shares at Jul. 31, 2017	63,093,153
Share-based compensation expense - stock options		1,525,000		1,525,000
Share-based compensation expense - restricted stock units		834,000		834,000
Warrant liability removed due to warrant exercise		1,394,000		1,394,000
Issuance of common stock upon exercise of warrants	$ 49,000	2,583,000		2,632,000
Issuance of common stock upon exercise of warrants, shares	4,914,505
Stock issued for services	$ 3,000	169,000		172,000
Stock issued for services, shares	240,500
Inducement to exercise warrants		876,000		876,000
Net loss			(7,442,000)	(7,442,000)
Balance at Jul. 31, 2018	$ 683,000	$ 117,522,000	$ (116,924,000)	$ 1,281,000
Balance, shares at Jul. 31, 2018	68,248,158